Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Entity Registrant Name	iCoreConnect Inc.
Entity Central Index Key	0001906133
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	Amendment
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2462502
Entity Address Address Line 1	529 Crown Point Road
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Ocoee
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34761
City Area Code	888
Local Phone Number	810-7706